Net Interest Income and Average Balance Sheet and Interest Rates (Tables)	12 Months Ended
Sep. 30, 2025
Net interest income and average balance sheet and interest rates
Schedule of net interest income

	Consolidated			Parent Entity
$m	2025	2024	2023	2025	2024
Interest income
Calculated using the effective interest method
Cash and balances with central banks	2,533	4,123	4,277	2,260	3,651
Collateral paid	468	647	581	467	646
Investment securities	4,587	3,494	2,037	4,274	3,254
Loans	45,451	44,460	35,582	39,617	38,217
Other financial assets	15	15	38	11	13
Due from subsidiaries	-	-	-	2,222	2,577
Total interest income calculated using the effective interest method	53,054	52,739	42,515	48,851	48,358
Other
Net ineffectiveness on qualifying hedges	(19)	8	94	(15)	16
Trading securities and financial assets measured at FVIS	2,007	1,600	1,143	1,911	1,474
Due from subsidiaries	-	-	-	300	81
Total other	1,988	1,608	1,237	2,196	1,571
Total interest income	55,042	54,347	43,752	51,047	49,929
Interest expense
Calculated using the effective interest method
Collateral received	(268)	(317)	(327)	(242)	(302)
Deposits and other borrowings	(21,121)	(21,268)	(14,993)	(18,743)	(18,190)
Debt Issues	(6,439)	(6,094)	(4,667)	(5,587)	(5,422)
Due to subsidiaries	-	-	-	(2,929)	(3,324)
Loan capital	(2,041)	(1,848)	(1,448)	(1,967)	(1,773)
Other financial liabilities	(334)	(394)	(516)	(246)	(177)
Total interest expense calculated using the effective interest method	(30,203)	(29,921)	(21,951)	(29,714)	(29,188)
Other
Deposits and other borrowings	(2,125)	(2,389)	(1,925)	(2,046)	(2,248)
Trading liabilities[a]	(2,610)	(2,643)	(653)	(2,633)	(2,785)
Debt issues	(227)	(194)	(494)	(88)	(82)
Bank levy	(393)	(357)	(332)	(390)	(357)
Due to subsidiaries	-	-	-	2	242
Other interest expense	(104)	(90)	(80)	(80)	(74)
Total other	(5,459)	(5,673)	(3,484)	(5,235)	(5,304)
Total interest expense	(35,662)	(35,594)	(25,435)	(34,949)	(34,492)
Net interest income	19,380	18,753	18,317	16,098	15,437

a.	Includes net impact of Treasury balance sheet management activities.

Summary of the daily average balances of interest earning assets and interest bearing liabilities

The daily average balances of Westpac’s interest earning assets and interest bearing liabilities are shown below along with their interest income or expense.

	2025			2024			2023
	Average	Interest	Average	Average	Interest	Average	Average	Interest	Average
	balance	income	rate	balance	income	rate	balance	income	rate
Consolidated	$m	$m	%	$m	$m	%	$m	$m	%
Assets
Interest earning assets
Loans:
Australia	660,395	39,151	5.9	633,772	37,865	6.0	607,154	30,164	5.0
New Zealand	93,509	5,680	6.1	92,222	6,155	6.7	90,130	5,028	5.6
Other overseas	10,456	620	5.9	6,666	440	6.6	6,548	390	6.0
Housing[a]
Australia	445,860	25,527	5.7	439,121	24,982	5.7	424,427	19,640	4.6
New Zealand	61,975	3,564	5.8	60,810	3,561	5.9	59,319	2,702	4.6
Other overseas	374	16	4.3	407	17	4.2	468	18	3.8
Personal
Australia	9,450	969	10.3	10,684	1,039	9.7	11,954	1,001	8.4
New Zealand	1,061	101	9.5	1,063	97	9.1	1,094	102	9.3
Other overseas	7	1	14.3	7	1	14.3	7	1	14.3
Business
Australia	205,085	12,655	6.2	183,967	11,844	6.4	170,773	9,523	5.6
New Zealand	30,473	2,015	6.6	30,349	2,497	8.2	29,717	2,224	7.5
Other overseas	10,075	603	6.0	6,252	422	6.7	6,073	371	6.1
Trading securities and financial assets measured at FVIS:
Australia	38,878	1,615	4.2	28,605	1,223	4.3	23,486	843	3.6
New Zealand	5,279	217	4.1	4,718	251	5.3	3,959	201	5.1
Other overseas	4,229	175	4.1	3,027	126	4.2	2,641	99	3.7
Investment securities:
Australia	102,571	4,183	4.1	85,208	3,227	3.8	66,631	1,822	2.7
New Zealand	7,174	265	3.7	6,570	201	3.1	6,164	148	2.4
Other overseas	3,524	139	3.9	2,147	66	3.1	2,082	67	3.2
Other interest earning assets:[b]
Australia	54,359	2,091	3.8	79,226	3,340	4.2	96,291	3,424	3.6
New Zealand	7,176	271	3.8	8,636	465	5.4	10,496	496	4.7
Other overseas	15,306	635	4.1	19,258	988	5.1	24,867	1,070	4.3
Total interest earning assets and interest income	1,002,856	55,042	5.5	970,055	54,347	5.6	940,449	43,752	4.7
Non-interest earning assets
Derivative financial instruments	24,885			16,786			23,423
All other assets[a,c]	83,338			70,468			59,356
Total non-interest earning assets	108,223			87,254			82,779
Total assets	1,111,079			1,057,309			1,023,228

a.

Certain portions of loans are non-interest earning and are presented in All other assets. The non-interest earning portion represents the impact of mortgage offset deposits which are taken into consideration when calculating interest charged on loans.

b.	Interest income includes net ineffectiveness on qualifying hedges.
c.

Includes property and equipment, intangible assets, deferred tax assets, non-interest earning loans relating to mortgage offset accounts and all other non-interest earning assets. Mortgage offset balances were $65,482 million (2024: $57,028 million, 2023: $49,702 million).

Note 3.Net interest income and average balance sheet and interest rates (Continued)

	2025			2024			2023
	Average	Interest	Average	Average	Interest	Average	Average	Interest	Average
	balance	expense	rate	balance	expense	rate	balance	expense	rate
Consolidated	$m	$m	%	$m	$m	%	$m	$m	%
Liabilities
Interest bearing liabilities
Deposits and other borrowings:
Australia	513,451	19,865	3.9	489,693	19,413	4.0	460,149	13,544	2.9
New Zealand	65,233	2,454	3.8	65,070	3,220	4.9	63,760	2,464	3.9
Other overseas	20,705	927	4.5	19,356	1,024	5.3	20,132	910	4.5
Certificates of deposit
Australia	31,926	1,390	4.4	33,598	1,509	4.5	31,822	1,128	3.5
New Zealand	1,914	78	4.1	2,424	141	5.8	2,727	136	5.0
Other overseas	13,487	654	4.8	12,867	736	5.7	13,338	657	4.9
Transactions
Australia	119,953	4,051	3.4	122,235	4,112	3.4	129,760	3,083	2.4
New Zealand	9,136	242	2.6	8,836	404	4.6	8,647	322	3.7
Other overseas	853	13	1.5	823	13	1.6	868	7	0.8
Savings
Australia	209,812	7,513	3.6	189,405	7,007	3.7	164,800	4,620	2.8
New Zealand	18,540	396	2.1	18,465	635	3.4	19,376	537	2.8
Other overseas	1,126	26	2.3	996	25	2.5	1,035	25	2.4
Term
Australia	151,760	6,911	4.6	144,455	6,785	4.7	133,767	4,713	3.5
New Zealand	35,643	1,738	4.9	35,345	2,040	5.8	33,010	1,469	4.5
Other overseas	5,239	234	4.5	4,670	250	5.4	4,891	221	4.5
Repurchase agreements:
Australia	14,032	683	4.9	22,040	692	3.1	34,511	314	0.9
New Zealand	2,529	98	3.9	4,318	234	5.4	4,922	231	4.7
Other overseas	1,099	49	4.5	193	11	5.7	219	11	5.0
Loan capital:
Australia	40,130	1,869	4.7	37,229	1,676	4.5	31,895	1,313	4.1
New Zealand	3,021	172	5.7	2,983	172	5.8	2,489	135	5.4
Other interest bearing liabilities:[a]
Australia	171,977	8,481	4.9	164,722	8,370	5.1	154,859	5,990	3.9
New Zealand	22,636	1,078	4.8	20,134	768	3.8	19,986	464	2.3
Other overseas	594	(14)	(2.4)	953	14	1.5	1,854	59	3.2
Total interest bearing liabilities and interest expense	855,407	35,662	4.2	826,691	35,594	4.3	794,776	25,435	3.2

Non-interest bearing liabilities
Deposits and other borrowings:
Australia	134,244			119,408			117,538
New Zealand	10,755			10,891			12,213
Other overseas	1,202			1,333			1,292
Derivative financial instruments	26,751			21,413			26,353
All other liabilities	10,835			6,024			(218)
Total non-interest bearing liabilities	183,787			159,069			157,178
Total liabilities	1,039,194			985,760			951,954
Shareholders’ equity	71,544			71,493			71,229
NCI	341			56			45
Total equity	71,885			71,549			71,274
Total liabilities and equity	1,111,079			1,057,309			1,023,228

a.	Interest expense includes the net impact of Treasury balance sheet management activities and the bank levy.

Summary of changes in net interest income

	2025			2024
Consolidated	Change due to			Change due to
$m	Volume	Rate	Total	Volume	Rate	Total
Interest earning assets
Loans:
Australia	1,583	(297)	1,286	1,337	6,364	7,701
New Zealand	86	(561)	(475)	117	1,010	1,127
Other overseas	249	(69)	180	7	43	50
Housing
Australia	1,174	(629)	545	853	4,489	5,342
New Zealand	50	(47)	3	65	794	859
Other overseas	9	(10)	(1)	-	(1)	(1)
Personal
Australia	46	(116)	(70)	43	(5)	38
New Zealand	1	3	4	2	(7)	(5)
Other overseas	1	(1)	-	-	-	-
Business
Australia	363	448	811	441	1,880	2,321
New Zealand	35	(517)	(482)	50	223	273
Other overseas	239	(58)	181	7	44	51
Trading securities and financial assets measured at FVIS:
Australia	448	(56)	392	185	195	380
New Zealand	30	(64)	(34)	38	12	50
Other overseas	50	(1)	49	15	12	27
Investment securities:
Australia	658	298	956	508	897	1,405
New Zealand	18	46	64	10	43	53
Other overseas	42	31	73	2	(3)	(1)
Other interest earning assets:
Australia	(1,057)	(192)	(1,249)	(569)	485	(84)
New Zealand	(80)	(114)	(194)	(88)	57	(31)
Other overseas	(201)	(152)	(353)	(245)	163	(82)
Total change in interest income	1,826	(1,131)	695	1,317	9,278	10,595

Note 3.Net interest income and average balance sheet and interest rates (Continued)

	2025			2024
Consolidated	Change due to			Change due to
$m	Volume	Rate	Total	Volume	Rate	Total
Interest bearing liabilities
Deposits and other borrowings:
Australia	956	(504)	452	922	4,947	5,869
New Zealand	8	(774)	(766)	51	705	756
Other overseas	71	(168)	(97)	(35)	149	114
Certificates of deposits
Australia	54	(173)	(119)	128	253	381
New Zealand	-	(63)	(63)	3	2	5
Other overseas	51	(133)	(82)	(25)	104	79
Transactions
Australia	192	(253)	(61)	182	847	1,029
New Zealand	2	(164)	(162)	7	75	82
Other overseas	1	(1)	-	-	6	6
Savings
Australia	335	171	506	278	2,109	2,387
New Zealand	1	(240)	(239)	11	87	98
Other overseas	1	-	1	(1)	1	-
Term
Australia	375	(249)	126	334	1,738	2,072
New Zealand	5	(307)	(302)	30	541	571
Other overseas	18	(34)	(16)	(9)	38	29
Repurchase agreements:
Australia	(150)	141	(9)	134	244	378
New Zealand	(97)	(39)	(136)	(28)	31	3
Other overseas	51	(13)	38	(1)	1	-
Loan capital:
Australia	133	60	193	219	144	363
New Zealand	2	(2)	-	27	10	37
Other interest bearing liabilities:
Australia	322	(211)	111	350	2,030	2,380
New Zealand	78	232	310	3	301	304
Other overseas	(22)	(6)	(28)	(41)	(4)	(45)
Total change in interest expense	1,352	(1,284)	68	1,601	8,558	10,159
Change in net interest income:
Australia	371	267	638	(164)	576	412
New Zealand	63	(110)	(47)	24	75	99
Other overseas	40	(4)	36	(144)	69	(75)
Total change in net interest income	474	153	627	(284)	720	436